13. Commitments and Contingency	6 Months Ended
Mar. 31, 2013
Notes
13. Commitments and Contingency

13.   Commitments and Contingency

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas lease expires on May 31, 2013. The Rogers office is leased for a term of five years, effective January 1, 2012. The Boise lease expired on October 14, 2012, and is currently being leased on a month-to-month basis.  The Jersey City lease expires on June 30, 2016, and the Company has the option to lease the Jersey City offices for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the three months ended March 31, 2013 and 2012 was $53,820 and $53,176, respectively. Rent expense for the six months ended March 31, 2013 and 2012 was $107,640 and $98,468, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of March 31, 2013 for the next five years and in the aggregate are:

2014	$154,209
2015	156,889
2016	159,591
2017	63,397
$534,086

Licensing Fee Obligations

The Company has entered into various licensing agreements that require the Company to pay fees to the licensors on revenues earned by the Company utilizing the related license. The amounts paid on each license vary depending on the terms of the related license.